Other current liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Payables and Accruals [Abstract]
Taxes payable	$ 332		$ 322
Employee withheld taxes, social security and vacation payment	105		83
Intangible liabilities - unfavorable contracts	109	[1]	0	[1]
Accrued interest expense	70		54
Liabilities relating to investment in shares	198	[2]	5	[2]
Deferred mobilization revenue	192		96
Derivative financial instruments	145	[3]	397	[3]
Accrued expenses	458		341
Construction obligation	483	[4]	0	[4]
Other current liabilities	22		40
Total other current liabilities	$ 2,114		$ 1,338

[1]	Intangible liabilities represent the estimated fair values of acquired unfavorable drilling contracts. See Notes 12 and 21 to the consolidated financial statements included herein.
[2]	Liabilities relating to investment in shares primarily represents amounts owed in respect of the Company's share forward purchase contracts for Sevan Drilling. See Note 12 to the consolidated financial statements included herein.
[3]	Derivative financial instruments consist of unrealized losses on various types of derivatives.
[4]	The construction obligation has been recognized upon the acquisition of Sevan Drilling. See Note 12 to the consolidated financial statements included herein.